Note 5 - Preferred Shares - Changes in Preferred Shares and Embedded Derivatives (Details) - USD ($)	3 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Embedded derivatives derived from series A preferred shares [member]
Statement Line Items [Line Items]
Balance	$ 128,170,359	$ 83,355,470
Issuance of preferred shares
Transaction costs
Loss (gain) on re-measurement at fair value	19,102,528	44,814,889
Balance	147,272,887	128,170,359
Embedded derivatives derived from series B preferred shares [member]
Statement Line Items [Line Items]
Balance	24,971,301	34,469,141
Issuance of preferred shares
Transaction costs
Loss (gain) on re-measurement at fair value	(4,498,721)	(9,497,840)
Balance	20,472,580	24,971,301
Embedded derivatives derived from series C preferred shares [member]
Statement Line Items [Line Items]
Balance	2,715,811
Issuance of preferred shares		2,715,811
Transaction costs
Loss (gain) on re-measurement at fair value	(1,025,271)
Balance	1,690,540	2,715,811
Series A preferred shares [member]
Statement Line Items [Line Items]
Balance	25,301,081	24,993,486
Issuance of preferred shares
Transaction costs
Accretion during the period	311,491	307,595
Loss (gain) on re-measurement at fair value
Balance	25,612,572	25,301,081
Series B preferred shares [member]
Statement Line Items [Line Items]
Balance	43,549,705	42,887,466
Issuance of preferred shares
Transaction costs
Accretion during the period	672,465	662,239
Loss (gain) on re-measurement at fair value
Balance	44,222,170	43,549,705
Series C preferred shares [member]
Statement Line Items [Line Items]
Balance	7,208,128
Issuance of preferred shares		7,284,269
Transaction costs		(94,345)
Accretion during the period	113,743	18,204
Loss (gain) on re-measurement at fair value
Balance	$ 7,321,871	$ 7,208,128